OPERATING REVENUES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Contract assets	$ 79,119	$ 120,158
Balance Capitalized In Current Year
Revenues from External Customers and Long-Lived Assets [Line Items]
Contract with Customer, Asset, Gross	6,000
Capitalized Contract Cost, Amortization	2,400
Contract assets	3,600
Balance Capitalized In Prior Year
Revenues from External Customers and Long-Lived Assets [Line Items]
Capitalized Contract Cost, Amortization	$ 5,400